Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Net sales
Total revenue	$ 92,909	$ 143,885	$ 350,859	$ 413,837	$ 628,149	$ 507,920
Cost of revenue:
Cost of revenue	34,416	93,714	126,157	269,900	346,581	336,996
Total cost of revenue	34,416	93,714	126,157	269,900	346,581	336,996
Gross profit	58,493	50,171	224,702	143,937	281,568	170,924
Operating costs and expenses:
Compensation and benefits	2,278,462	1,315,681	4,776,221	4,343,723	5,482,968	3,856,857
Sales and marketing expense	99,726	161,969	274,828	378,336	524,930	616,992
General and administrative	2,102,171	1,879,808	5,152,954	6,127,400	8,029,108	6,425,862
Total operating expenses	4,480,359	3,357,458	10,204,003	10,849,459	14,037,006	10,899,711
Loss from operations	(4,421,866)	(3,307,287)	(9,979,301)	(10,705,522)	(13,755,438)	(10,728,787)
Other income (expense):
Interest income (expense), net	(110,192)	(71,408)	(194,969)	(157,550)	(301,327)	(796,126)
Other (expense) income, net	(1,916)	(1,832)	(6,035)	(6,778)	(9,183)	(49,812)
Gain on the settlement of accounts payable						117,393
Loss on the extinguishment of debt						(988,884)
Total other (expense) income	(112,108)	(73,240)	(201,004)	(164,328)	(310,510)	(1,717,429)
Net loss before income tax	(4,533,974)	(3,380,527)	(10,180,305)	(10,869,850)	(14,065,948)	(12,446,216)
Income tax expense (benefit)
Net loss	$ (4,533,974)	$ (3,380,527)	$ (10,180,305)	$ (10,869,850)	(14,065,948)	(12,446,216)
Deemed dividends attributable to accretion of Series A Preferred Stock to redemption value						(5,000,000)
Net loss attributable to common shareholders					$ (14,065,948)	$ (17,446,216)
Net loss per common share - basic (in Dollars per share)	$ (0.11)	$ (0.09)	$ (0.26)	$ (0.27)	$ (0.36)	$ (0.62)
Net loss per common share - diluted (in Dollars per share)	$ (0.11)	$ (0.09)	$ (0.26)	$ (0.27)	$ (0.36)	$ (0.62)
Weighted average common shares outstanding - basic (in Shares)	39,969,254	39,552,120	39,392,966	39,287,209	39,376,087	28,193,649
Weighted average common shares outstanding - diluted (in Shares)	39,969,254	39,552,120	39,392,966	39,287,209	39,376,087	28,193,649
Sales
Net sales
Total revenue	$ 24,846	$ 104,964	$ 181,749	$ 233,432	$ 406,255	$ 241,778
Sales - related parties
Net sales
Total revenue	$ 68,063	$ 38,921	$ 169,110	$ 180,405	$ 221,894	$ 266,142